INCOME TAXES - Schedule of Reconciliation of The Statutory Tax Rate to The Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Profit before income tax	$ 210,429	$ 198,019	$ 192,884
Tax calculated at the tax rate in each country	(50,726)	(40,240)	(33,108)
Argentine Knowledge Economy Law (note 3.7.1.1)	3,271	2,297	1,358
Non-deductible expenses / non-taxable gains	(5,212)	(1,695)	61
Tax loss carry forward not recognized	(1,360)	(207)	(3,096)
Recognition of previously unrecognized tax losses	2,597	4,993	0
Foreign withholding tax	(11,911)	(5,107)	(2,683)
Exchange difference & Inflation Adjustment	25,484	1,130	(5,937)
Global Minimum Tax	(6,625)	0	0
Other	3,056	(682)	0
Income tax	$ (41,426)	$ (39,511)	$ (43,405)